INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Finished goods	319	123
Impairment loss for damaged finished goods	–	–
	319	123